Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and equipment
Property and equipment
6.	Property and equipment:

Property and equipment consisted of the following:

	June 30, 2026	December 31, 2025
Machinery and equipment	$2,395	$2,200
Computers, software and hardware	2,829	2,817
Leasehold improvements	11,502	11,935
	16,726	16,952
Accumulated depreciation and amortization	(11,690)	(10,528)
Property and equipment, net	$5,036	$6,424

Depreciation and amortization expense related to property and equipment for the three and six months ended June 30, 2026, was $815 and $1,599 (2025 - $654 and $1,330), respectively.

6.Property and equipment:

Property and equipment consisted of the following:

	As of December 31
	2025	2024
Machinery and equipment	$2,200	$1,827
Computers, software and hardware	2,817	2,682
Leasehold improvements	11,935	11,520
	16,952	16,029
Accumulated depreciation and amortization	(10,528)	(7,751)
Property and equipment, net	$6,424	$8,278

Depreciation and amortization expense related to property and equipment for the year ended December 31, 2025 was $2,595 (2024 - $2,979).